CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Revenues from mining operations (note 1)	$ 1,821,799	$ 1,422,521	$ 613,762
COSTS, EXPENSES AND OTHER INCOME
Production	876,078	677,472	306,318
Exploration and corporate development	75,721	54,958	36,279
Amortization of property, plant and mine development (note 13)	261,781	192,486	72,461
General and administrative (note 16)	107,926	94,327	63,687
Write-down of available-for-sale securities	8,569
Provincial capital tax	9,223	(6,075)	5,014
Interest expense (note 5)	55,039	49,493	8,448
Interest and sundry expense (income)	5,188	(10,254)	(12,580)
Impairment loss on Meadowbank mine (note 18)	907,681
Loss on Goldex mine (note 17)	302,893
Gain on acquisition of Comaplex Minerals Corp., net of transaction costs (note 10)		(57,526)
Gain on derivative financial instruments (note 15)	(3,683)	(7,612)	(3,592)
Gain on sale of available-for-sale securities (note 2(b))	(4,907)	(19,487)	(10,142)
Foreign currency translation loss (gain)	(1,082)	19,536	39,831
Income (loss) before income and mining taxes	(778,628)	435,203	108,038
Income and mining taxes (note 9)	(209,673)	103,087	21,500
Net income (loss) for the year	(568,955)	332,116	86,538
Attributed to non-controlling interest	(60)
Attributed to common shareholders	(568,895)	332,116	86,538
Net income (loss) per share - basic (note 7(f)) (in dollars per share)	$ (3.36)	$ 2.05	$ 0.55
Net income (loss) per share - diluted (note 7(f)) (in dollars per share)	$ (3.36)	$ 2.00	$ 0.55
Cash dividends declared per common share (in dollars per share)	$ 0	$ 0.64	$ 0.18
COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	(568,955)	332,116	86,538
Other comprehensive income (loss):
Unrealized gain (loss) on hedging activities	(5,863)		16,287
Adjustments for derivative instruments maturing during the year	1,459		(7,399)
Unrealized gain (loss) on available-for-sale securities	(26,874)	64,649	76,037
Adjustments for realized gain on available-for-sale securities due to dispositions and write-downs during the year	(4,907)	(19,487)	(10,142)
Net amount reclassified to net income due to acquisition of business (note 10)		(64,508)
Change in unrealized loss on pension liability	(1,055)	(4,093)	(727)
Tax effect of other comprehensive income (loss) items	1,744	780	(2,399)
Other comprehensive income (loss) for the year	(35,496)	(22,659)	71,657
Comprehensive income (loss) for the year	(604,451)	309,457	158,195
Attributed to non-controlling interest	(60)
Attributed to common shareholders	$ (604,391)	$ 309,457	$ 158,195